Consolidated Statements of Shareholders' (Deficit)/Equity and Comprehensive (Loss)/Income (USD $) In Thousands, except Share data	Total	Common share [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [member]	Comprehensive Income/(Loss) [member]	Series A [Member]	Series A [Member] Common share [Member]	Series A [Member] Additional Paid-in Capital [Member]	Series A [Member] Accumulated Deficit [Member]	Series A [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series A [Member] Non-Controlling Interest [member]	Series B [Member]	Series B [Member] Common share [Member]	Series B [Member] Additional Paid-in Capital [Member]	Series B [Member] Accumulated Deficit [Member]	Series B [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series B [Member] Non-Controlling Interest [member]	Series C [Member]	Series C [Member] Common share [Member]	Series C [Member] Additional Paid-in Capital [Member]	Series C [Member] Accumulated Deficit [Member]	Series C [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series C [Member] Non-Controlling Interest [member]	Series C-1 [Member]	Series C-1 [Member] Common share [Member]	Series C-1 [Member] Additional Paid-in Capital [Member]	Series C-1 [Member] Accumulated Deficit [Member]	Series C-1 [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series C-1 [Member] Non-Controlling Interest [member]
Beginning Balance, Amount at Dec. 31, 2008	$ (4,936)	$ 5	$ 1,188	$ (7,017)	$ 888	$ 0
Beginning Balance, Number of Shares at Dec. 31, 2008		50,352,941
Share-based compensation	1,178	0	1,178	0	0	0	0
Contributions received from a non-controlling interest shareholder	72	0	0	0	0	72	0
Accretion of redeemable convertible preferred shares (Note 13)	(1,393)	0	(1,393)	0	0	0	0
Unrealized gain on available-for-sale investments, net of income tax of US$14	47	0	0	0	47	0	47
Conversion into common shares, Amount	0
Foreign currency translation adjustment	10	0	0	0	10	0	10
Net profit/(loss)	(5,151)	0	0	(5,150)	0	(1)	(5,151)
Total comprehensive income/(loss)							(5,094)
Ending Balance, Amount at Dec. 31, 2009	(10,173)	5	973	(12,167)	945	71
Ending Balance, Number of Shares at Dec. 31, 2009		50,352,941
Share-based compensation	12,566	0	12,566	0	0	0
Accretion of redeemable convertible preferred shares (Note 13)	(1,533)	0	(1,533)	0	0	0
Recogniton of benificial conversion feature	5,693		5,693
Amortization of beneficial conversion feature (Note 13)	(5,693)	0	(5,693)	0	0	0
Disposal of available-for-sale investments	(42)	0	0	0	(42)	0	(42)
Conversion into common shares, Amount	0
Foreign currency translation adjustment	689	0	0	0	689	0	689
Net profit/(loss)	(9,830)	0	0	(9,827)	0	(3)	(9,830)
Total comprehensive income/(loss)							(9,183)
Ending Balance, Amount at Dec. 31, 2010	(8,323)	5	12,006	(21,994)	1,592	68
Ending Balance, Number of Shares at Dec. 31, 2010		50,352,941
Share-based compensation	10,672	0	10,672	0	0	0
Accretion of redeemable convertible preferred shares (Note 13)	(535)	0	(535)	0	0	0
Conversion into common shares, Number									33,250,000						34,926,471						29,687,500						16,773,301
Conversion into common shares, Amount	51,513							3,242	3	3,239	0	0	0	17,173	4	17,169	0	0	0	16,983	3	16,980	0	0	0	14,115	2	14,113	0	0	0
Issuance of common shares net of issuance costs (Note 14)	78,960	4	78,956	0	0	0
Issuance of common shares		38,750,000
Exercise of options	4,465	1	4,464	0	0	0
Excercise of options, shares		12,878,250
Foreign currency translation adjustment	1,249	0	0	0	1,249	0	1,249
Net profit/(loss)	10,250	0	0	10,251	0	(1)	10,250
Total comprehensive income/(loss)	11,499
Ending Balance, Amount at Dec. 31, 2011	$ 148,251	$ 22	$ 157,064	$ (11,743)	$ 2,841	$ 67
Ending Balance, Number of Shares at Dec. 31, 2011		216,618,463